SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	3 Months Ended		9 Months Ended	12 Months Ended
	Feb. 28, 2019 USD ($)	Feb. 28, 2018 USD ($)	Feb. 28, 2018 USD ($)	May 31, 2018 USD ($) $ / shares shares	May 31, 2017 USD ($) $ / shares shares	Nov. 30, 2016 $ / shares	May 31, 2016 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Cash and Cash Equivalents, at Carrying Value | $	$ 11,972,015	$ 22,733	$ 22,733	$ 52,964	$ 78,310		$ 88,244
Advertising Expense | $	$ 381,082	$ 26,549	$ 31,797	0	0
Research and Development Expense | $				$ 0	$ 0
Debt Instrument, Convertible, Conversion Price					$ 0.25
Embedded Derivative Financial Instruments [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share Price					0.1250	$ 0.0409
Debt Instrument, Convertible, Terms of Conversion Feature				conversion prices of the various convertible notes would be equal to the lesser of (i) $1.07, $0.80, or $0.40 (reset to $0.03125) , as the case may be, or (ii) 75% of the lowest VWAP in the 15-20 consecutive trading days ending on the trading day that is immediately prior to the application conversion date
Potential Shares | shares				4,500,000
Embedded Derivative Financial Instruments [Member] | Minimum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share Price				$ 0.1250
Debt Instrument, Convertible, Conversion Price				0.3125	0.80
Embedded Derivative Financial Instruments [Member] | Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share Price				0.6865
Debt Instrument, Convertible, Conversion Price				$ 0.40	$ 1.07
Convertible Debt Securities [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares				9,929,058	1,180,350
Upon Conversion of Notes Payable [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares				4,407,118
Upon Exercise of Warrants [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares				4,700,998
Stock Payable [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares				611,071
Measurement Input, Default Rate [Member] | Embedded Derivative Financial Instruments [Member] | Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Embedded Derivative Asset (Liability) Net, Measurement Input				0.25	0.10
Measurement Input, Price Volatility [Member] | Embedded Derivative Financial Instruments [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Embedded Derivative Asset (Liability) Net, Measurement Input				0.95
Measurement Input, Price Volatility [Member] | Embedded Derivative Financial Instruments [Member] | Minimum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Embedded Derivative Asset (Liability) Net, Measurement Input				0.974	2.65
Measurement Input, Price Volatility [Member] | Embedded Derivative Financial Instruments [Member] | Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Embedded Derivative Asset (Liability) Net, Measurement Input				5.345	4.07
Measurement Input, Prepayment Rate [Member] | Embedded Derivative Financial Instruments [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Embedded Derivative Asset (Liability) Net, Measurement Input					1.30